Investments in Companies Accounted for at Equity Method (Tables)	12 Months Ended
Dec. 31, 2021
Description of accounting policy for investments other than investments accounted for using equity method [text block] [Abstract]
Schedule of changes in the carrying amount of the company’s investment in TSG
	December 31,
	2021	2020
TSG (Joint venture)	27,633	27,165
Other investments	1,267	1,146
	28,900	28,311

Schedule of investment in TSG equity method
	December 31,
	2021	2020
Investment in companies accounted for at equity method
Shares	18,391	18,225
Capital note	9,242	8,940
	27,633	27,165
Long-term prepaid expenses, other accounts, and other investments
Dividend preference derivative at fair value through profit or loss	2,023	1,707

Schedule of fair value of TSG's dividend preference derivative
	December 31,
	2021	2020
Opening balance	1,707	1,539
Increase in fair value recognized in profit or loss	255	48
Currency exchange rate in other comprehensive income	61	120
Closing balance	2,023	1,707

Schedule of the following table summarizes the changes in the carrying amount of the Company’s Investment in TSG
January 1, 2019	$25,683
Company’s share of profit	1,771
Company’s share of other comprehensive income	62
Company’s Share in dividend declared by TSG	(1,500)
December 31, 2019	$26,016

Company’s share of profit	1,318
Company’s share of other comprehensive income	(169)
December 31, 2020	$27,165

Company’s share of profit	340
Company’s share of other comprehensive income	128
December 31, 2021	$27,633

Schedule of statement of financial position

	December 31,
	2021	2020
Current assets	47,065	51,056
Noncurrent assets excluding goodwill	8,551	4,810
Current liabilities	(25,167)	(26,201)
Noncurrent liabilities	(6,299)	(8,414)
Total equity	24,150	21,251
Accumulated cost of share-based payment	(1,282)	(743)
	$22,868	$20,508
Company’s share in TSG	50%	50%
	11,434	10,254
Excess cost of intangible assets net of deferred tax	6,363	7,075
Goodwill	9,836	9,836
Company’s carrying amount of the investment in TSG	$27,633	$27,165

Schedule of highlights of TSG profit or loss in accordance
	Year ended December 31,
	2021	2020	2019
Revenues	77,035	77,661	84,350
Net income	2,104	4,059	4,966
Other comprehensive income	255	(338)	124

Total comprehensive income	2,359	3,721	5,090

Company’s share in TSG	50%	50%	50%
	1,180	1,861	2,545
Amortization of excess cost of intangible assets net of tax	(712)	(712)	(712)
Company’s share of total comprehensive income	468	1,149	1,833

Company’s share of other comprehensive income	128	(169)	62
Company’s share of profit	340	1,318	1,771
	468	1,149	1,833